Effects of Derivative Instruments on Statement of Operations (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	$ 237,278	$ 1,095,039	$ 1,922,875	$ 9,098,897	$ (78,663)	$ 16,144,514
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(1,335,397)	3,626,932	(2,467,731)	(2,903,173)	(6,827,449)	7,312,721
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	227,128	377,241	888,163	2,903,223	(334,077)	5,868,855
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(516,977)	1,342,148	(888,024)	(784,504)	(2,183,020)	2,396,138
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	10,150	717,798	1,034,712	6,195,674	255,414	10,275,659
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(818,420)	2,284,784	(1,579,707)	(2,188,669)	(4,644,429)	4,916,583
Foreign exchange contract | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(996,010)	(940,516)	317,840	123,404	(441,511)	(2,128,246)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	421,538	319,538	(104,072)	(369,861)	(538,574)	1,523,322
Foreign exchange contract | Net Realized and Unrealized gain (loss) on futures and forward contracts | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(331,665)	(320,274)	164,926	45,281	(149,986)	(522,897)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	149,750	101,711	(23,828)	(132,417)	(181,120)	457,262
Foreign exchange contract | Net Realized and Unrealized gain (loss) on futures and forward contracts | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(664,345)	(620,242)	152,914	78,123	(291,525)	(1,605,349)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	271,788	217,827	(80,244)	(237,444)	(357,454)	1,066,060
Future | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	1,233,288	2,035,555	1,605,035	8,975,493	362,848	18,272,760
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(1,756,935)	3,307,394	(2,363,659)	(2,533,312)	(6,288,875)	5,789,399
Future | Net Realized and Unrealized gain (loss) on futures and forward contracts | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	558,793	697,515	723,237	2,857,942	(184,091)	6,391,752
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(666,727)	1,240,437	(864,196)	(652,087)	(2,001,900)	1,938,876
Future | Net Realized and Unrealized gain (loss) on futures and forward contracts | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	674,495	1,338,040	881,798	6,117,551	546,939	11,881,008
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ (1,090,208)	$ 2,066,957	$ (1,499,463)	$ (1,881,225)	$ (4,286,975)	$ 3,850,523